Portfolio of investments
Managed Allocation Fund August 31, 2023
1
See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—40.3%
37,640,871
TIAA-CREF Core Plus Bond Fund $ 337,262,206
TOTAL FIXED INCOME 337,262,206
INTERNATIONAL EQUITY—20.6%
3,730,105
TIAA-CREF Emerging Markets Equity Fund 29,094,817
5,893,769
TIAA-CREF International Equity Fund 75,027,683
3,150,421
TIAA-CREF International Opportunities Fund 44,830,491
2,446,234
TIAA-CREF Quant International Small-Cap Equity Fund 24,193,259
TOTAL INTERNATIONAL EQUITY 173,146,250
U.S. EQUITY—39.0%
871,619
Nuveen Dividend Growth Fund 47,163,311
3,430,348
Nuveen Dividend Value Fund 48,127,789
2,357,545
Nuveen Growth Opportunities ETF 55,496,609
3,129,242
TIAA-CREF Growth & Income Fund 47,408,017
2,500,827
TIAA-CREF Large-Cap Growth Fund 54,518,038
2,346,393
TIAA-CREF Large-Cap Value Fund 48,124,525
698,789
TIAA-CREF Quant Small-Cap Equity Fund 11,704,708
1,062,074
TIAA-CREF Quant Small/Mid-Cap Equity Fund 14,019,372
TOTAL U.S. EQUITY 326,562,369
TOTAL AFFILIATED INVESTMENT COMPANIES 836,970,825
(Cost $765,383,192)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$785,000 (b) Fixed Income Clearing Corp (FICC) 5.300% 09/01/23 785,000
TOTAL REPURCHASE AGREEMENT 785,000
TOTAL SHORT-TERM INVESTMENTS 785,000
(Cost $785,000)
TOTAL INVESTMENTS—100.0% 837,755,825
(Cost $766,168,192)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (371,177)
NET ASSETS—100.0% $ 837,384,648
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $785,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $800,778.

Notes to portfolio of investments
(Unaudited)
Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Fund Level 1 Level 2 Level 3 Total
Managed Allocation
Registered investment companies $836,970,825 $— $— $836,970,825
Short-term investments — 785,000 — 785,000
Total $836,970,825 $785,000 $— $837,755,825
1 1 1 1 1
A12453-B (4/23)